Operating Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018
Disclosure Text Block [Abstract]
Lease term	The remaining lease term of the Company’s leases ranges from approximately 2 to 7 years.
Rental expenses, including operating leases with related parties		$ 218,414